Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Number of Common Shares	Shares Capital Amount	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Treasury Shares	Equity Reserves
Balance, shares at Dec. 31, 2021		102,243,211
Balance, amount at Dec. 31, 2021	$ 78,507		$ 129,953	$ (4,969)	$ (55,953)	$ (97)	$ 9,573
Statement [Line Items]
Common shares issued for acquisition of La Preciosa, Shares		15,075,000
Common shares issued for acquisition of La Preciosa, amount	14,630		14,630	0	0	0	0
Exercise of options, shares		48,000
Exercise of options, amount	31		46	0	0	0	(15)
Issuance costs	(13)		(13)	0	0	0	0
Share-based payments	2,024		0	0	0	0	2,024
Net income for the year	3,096		0	0	3,096	0	0
Options cancelled or expired	0		0	0	831	0	(831)
Carrying value of exercise of RSUs, shares		982,879
Carrying value of exercise of RSUs, amount	0		899	0	0	0	(899)
Currency translation differences	(254)		0	(254)	0	0	0
Balance, shares at Dec. 31, 2022		118,349,090
Balance, amount at Dec. 31, 2022	98,021		145,515	(5,223)	(52,026)	(97)	9,852
Statement [Line Items]
Issuance costs	(494)		(494)	0	0	0	0
Share-based payments	2,269		0	0	0	0	2,269
Net income for the year	542		0	0	542	0	0
Options cancelled or expired	0		0	0	61	0	(61)
Currency translation differences	15		0	15	0	0	0
Common shares issued At the market issuances, Shares		9,373,825
Common shares issued At the market issuances, amount	5,648		5,648	0	0	0	0
Carrying value of RSUs exercised, shares		1,005,333
Carrying value of RSUs exercised, amount	$ 0		1,019	0	0	0	(1,019)
Balance, shares at Dec. 31, 2023	1,886,248	128,728,248
Balance, amount at Dec. 31, 2023	$ 106,001		$ 151,688	$ (5,208)	$ (51,423)	$ (97)	$ 11,041